-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

                   REGISTRATION STATEMENT (NO. 33-6001) UNDER
                           THE SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO.


                        POST-EFFECTIVE AMENDMENT NO. 44

                                      AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                                AMENDMENT NO. 46



                           VANGUARD BOND INDEX FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                              HEIDI STAM, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE ON APRIL 2, 2007 PURSUANT TO RULE (B)(1)(III) OF RULE 485. THIS POST-EFFECTIVE AMENDMENT IS BEING MADE TO EXTEND THE DATE OF EFFECTIVENESS FOR PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT (POST-EFFECTIVE AMENDMENTS NOS 43).

                                                      [VANGUARD SHIP LOGO /(R)/]
                                                                   P.O. Box 2600
                                                     Valley Forge, PA 19482-2600

                                                                    610-503-2398
                                                 Barry_A_Mendelson@vanguard.com


March 9, 2007




U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549






RE:  VANGUARD BOND INDEX FUNDS (THE FUNDS)
     FILE NO. 33-6001
----------------------------------------------------------------

Commissioners:


Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, we are submitting this filing Post-Effective Amendment No. 44 to the Trust's Registration Statement for the sole purpose of extending the pending effective date of the 43rd Post-Effective Amendment to the Trust's Registration Statement. Post-Effective Amendment No. 43 originally requested an effective date of March 19, 2007. It is proposed that this filing become effective on April 2, 2007, pursuant to Rule (b)(i)(v) of rule 485. The contents of the Post-Effective Amendment No. 43, which we filed under Rule 485(a) on January 17, 2007, are hereby incorporated by reference into this letter.


Please contact me at (610) 503-2398 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,



Barry A. Mendelson
Principal and Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc: Christian Sandoe, Esq.
       U.S. Securities and Exchange Commission

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 9th day of march, 2007

                                      VANGUARD BOND INDEX FUNDS

                                   BY:_____________(signature)________________

                                                   (HEIDI STAM)
                                                 JOHN J. BRENNAN*
                                       CHAIRMAN AND CHIEF EXECUTIVE OFFICER


  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


     --------------------------------------------------------------------------------
             SIGNATURE                         TITLE                        DATE
By:  ----------------------------President, Chairman, Chief           March 9, 2007
        /S/ JOHN J. BRENNAN      Executive Officer, and Trustee
            (Heidi Stam)
          John J. Brennan*
By:  ----------------------------Trustee                              March 9, 2007
        /S/ CHARLES D. ELLIS
            (Heidi Stam)
         Charles D. Ellis*
By:  ----------------------------Trustee                              March 9, 2007
         /S/ RAJIV L. GUPTA
            (Heidi Stam)
          Rajiv L. Gupta*
By:  ----------------------------Trustee                              March 9, 2007
          /S/ AMY GUTMANN
            (Heidi Stam)
            Amy Gutmann*
By:  ----------------------------Trustee                              March 9, 2007
     /S/ JOANN HEFFERNAN HEISEN
            (Heidi Stam)
      JoAnn Heffernan Heisen*
By:  ----------------------------Trustee                              March 9, 2007
        /S/ ANDRE F. PEROLD
            (Heidi Stam)
          Andre F. Perold*
By:  ----------------------------Trustee                              March 9, 2007
     /S/ ALFRED M. RANKIN, JR.
            (Heidi Stam)
       Alfred M. Rankin, Jr.*
By:  ----------------------------Trustee                              March 9, 2007
       /S/ J. LAWRENCE WILSON
            (Heidi Stam)
        J. Lawrence Wilson*
By:  ----------------------------Treasurer and Principal              March 9, 2007
       /S/ THOMAS J. HIGGINS     Financial Office and Principal
            (Heidi Stam)         Accounting Officer
         Thomas J. Higgins*

*By Power of Attorney. Filed on July 27, 2006, see File Number 002-65955-99.
 Incorporated by Reference.